UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Distribution, of return of capital (in dollars per share)	$ 0.08	$ 0.08
Class A exchangeable and Class B shareholders
Distribution, of return of capital (in dollars per share)			$ 0.07	$ 0.07